Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Note 14. Subsequent Events
On May 11, 2022, the Company entered into a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC, an Illinois limited liability company (“Lincoln Park”), pursuant to which Lincoln Park has committed to purchase up to $30.0 million worth of Common Stock. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with Lincoln Park, pursuant to which it agreed to register the offer and sale of shares of Common Stock available for issuance under the Purchase Agreement under the Securities Act of 1933, as amended (the “Securities Act”).
Beginning on the Commencement Date (as defined below) and thereafter, the Company has the right, but not the obligation, to deliver to Lincoln Park a purchase notice (a “Regular Purchase Notice”), directing Lincoln Park to purchase up to 100,000 shares of Common Stock (the “Regular Purchase Amount”) provided that the closing sale price of Common Stock on the purchase date is not below a threshold price set forth in the Purchase Agreement (a “Regular Purchase”). The Regular Purchase Amount may be increased to various limits, up to 400,000 shares, if the closing sale price of Common Stock on the applicable purchase date equals or exceeds certain higher threshold prices set forth in the Purchase Agreement, provided that Lincoln Park’s maximum committed purchase obligation under any single Regular Purchase may not exceed $2.0 million. The above-referenced share amount limitations and closing sale price thresholds are subject to adjustment for any reorganization, recapitalization, non-cash
dividend, stock split or other similar transaction as provided in the Purchase Agreement. The purchase price per share for each Regular Purchase will be the lower of: (i) the lowest sale price of Common Stock during the purchase date, or (ii) the average of the three lowest closing sale prices of Common Stock in the ten business days prior to the purchase date. There are no upper limits on the price per share that Lincoln Park must pay for shares of Common Stock under the Purchase Agreement. Lincoln Park may not assign or transfer its rights and obligations under the Purchase Agreement.
If the Company directs Lincoln Park to purchase the maximum number of shares of Common Stock that the Company may sell in a Regular Purchase, then in addition to such Regular Purchase, and subject to certain conditions and limitations in the Purchase Agreement, the Company may direct Lincoln Park to purchase additional shares of Common Stock in accelerated purchases (each, an “Accelerated Purchase”) up to the lower of: (i) three times the number of shares of Common Stock purchased pursuant to the corresponding Regular Purchase or (ii) 30% of the trading volume on the date of each such accelerated purchase or such shorter period as provided under the Purchase Agreement. The purchase price for the additional shares is 97% of the lesser of:

•	the closing sale price for the Common Stock on the date of sale; or

•	the accelerated purchase date’s volume weighted average price of the Common Stock on the date of sale.
The aggregate number of shares of Common Stock that the Company can sell to Lincoln Park under the Purchase Agreement may in no case exceed 14,643,920 shares (subject to adjustment as described above) of Common Stock (which is equal to approximately 19.99% of the shares of Common Stock outstanding immediately prior to the execution of the Purchase Agreement) (the “Exchange Cap”), unless (i) Company stockholder approval is obtained to issue Purchase Shares above the Exchange Cap, in which case the Exchange Cap will no longer apply, or (ii) the average price of all applicable sales of Common Stock to Lincoln Park under the Purchase Agreement equals or exceeds $0.62 per share of Common Stock (which represents the lower of (A) the Nasdaq official closing price of the Common Stock on the trading day immediately preceding the date of the Purchase Agreement or (B) the average Nasdaq official closing price of the Common Stock for the five consecutive trading days ending on the trading day immediately preceding the date of the Purchase Agreement, adjusted such that the transactions contemplated by the Purchase Agreement are exempt from the Exchange Cap limitation under applicable Nasdaq rules).
In all cases, the Purchase Agreement also prohibits the Company from directing Lincoln Park to purchase any shares of Common Stock if those shares, when aggregated with all other shares of Common Stock then beneficially owned by Lincoln Park (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule
13d-3
thereunder), would result in Lincoln Park beneficially owning more than 9.99%.
As consideration for Lincoln Park’s commitment to purchase shares of Common Stock under the Purchase Agreement, the Company issued 728,385 shares of Common Stock to Lincoln Park as a commitment fee. Upon the date of the first Regular Purchase, the Company will be required to issue 182,096 shares as an additional commitment fee.
The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification provisions. Sales under the Purchase Agreement may commence only after certain conditions have been satisfied (the date on which all requisite conditions have been satisfied, the “Commencement Date”), which conditions include the effectiveness of a registration statement covering the resale of the shares of Common Stock issued or sold by the Company to Lincoln Park under the Purchase Agreement, the filing with The Nasdaq Stock Market of a Listing of Additional Shares notification with respect to the shares of Common Stock issued or sold by the Company to Lincoln Park under the Purchase Agreement and Nasdaq having raised no objection to the consummation of transactions contemplated under the Purchase Agreement, and the receipt by Lincoln Park of a customary opinion of counsel and other certificates and closing documents.
The Purchase Agreement may be terminated by the Company at any time for any reason or for no reason, without any cost or penalty, by giving one business day notice to Lincoln Park. Lincoln Park has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Common Stock. Although the Company has agreed to reimburse Lincoln Park for a limited portion of the fees it incurred in connection with the Purchase Agreement, the Company has not and will not pay any additional amounts to reimburse or otherwise compensate Lincoln Park in connection with the transaction, other than the issuance of the shares of Common Stock being issued as a commitment fee.
There are no limitations on use of proceeds, financial or business covenants, restrictions on future financings (other than restrictions on the Company’s ability to enter into variable rate transactions described in the Purchase Agreement), rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement. The Company may deliver Purchase Notices under the Purchase Agreement, subject to market conditions, and in light of its capital needs from time to time and under the limitations contained in the Purchase Agreement. Any proceeds that the Company receives under the Purchase Agreement are expected to be used to advance its growth strategy and for general corporate purposes.

NOTE 15 – SUBSEQUENT EVENTS
In connection with the preparation of the consolidated annual financial statements for the year ended December 31, 2021, management has evaluated events through March
30
, 2022 which is the date the financial statements were issued, to determine whether any events required recognition or disclosure in the consolidated financial statements. The following subsequent events were identified through the date of these consolidated financial statements:
On February 4, 2022, Fast Radius consummated the Business Combination. The aggregate merger consideration issued by ENNV (such company, following the Business Combination, the “
Combined Company
”)

was
 $
750.0
 million. In connection with the Closing:

•	Each issued and outstanding share of Fast Radius capital stock was converted into and exchanged for 65,000,000 shares of the Combined Company’s Common Stock.

•
Outstanding
p
rincipal on the mandatorily redeemable Fast Radius convertible notes were converted into 989,539 shares of Fast Radius Common Stock (2,034,513 shares of the Combined Company’s Common Stock).

•	1,267,948 warrants were exercised and converted into 1,089,378 shares of the Combined Company’s Common Stock.

•	803,227 RSUs and 25,306 options vested upon the closing of the Business Combination. Compensation expense associated with these awards will be recognized in the first quarter of 2022.

•	$3.6 million in transaction bonuses to certain founders and employees of the Company upon consummation of the Business Combination became due.
Upon the completion of the Business Combination, Lou Rassey, Chief Executive Officer, was granted a restricted stock unit award (“Closing RSU Award”) under the Plan. The Closing RSU Award will be in respect to the number of shares of Combined Company Common Stock equal to 5% of the sum of: (i) the total number of shares of Combined Company Common Stock as determined on a fully diluted basis as of the Closing, plus (ii) total number of Earn Out Shares. The Closing RSU Award is eligible to vest in installments contingent upon Mr. Rassey’s continued employment as Chief Executive Officer through the date of attainment of each of the Combined Company common stock share price performance goals. The aggregate estimated grant date fair value of the closing RSU award will be determined using a Monte Carlo Simulation model during the first quarter of 2022.
On February 4, 2022, the 2021 SVB Loan was amended to extend the maturity date from the Closing to April 3, 2023 and required payment of $2.0 million of the $20.0 million outstanding principal balance upon consummation of the Business Combination. This amendment also added the original $0.8 million fee due at the SPAC closing to the amended loan’s outstanding principal balance, deferring its repayment until maturity. In exchange for the extension of the loan, Fast Radius will pay an additional fee of $2.1 million due at maturity. The Company will make six interest-only payments beginning March 1, 2022 and will begin paying $2.4 million in principal beginning September 1, 2022. The interest rate on the term loan is the prime rate + 6.0%.

In conjunction with the close of the Business Combination, the Company paid approximately $9.4 million to Palantir related to services provided under the agreement as of the Closing. Please refer to Note 11 for further details.
The Company is not aware of any additional subsequent events, other than those described above, that would require recognition or disclosure in the consolidated financial statements.